SHARE CAPITAL	12 Months Ended
Aug. 31, 2019
Disclosure Of Share Capital Information [Abstract]
SHARE CAPITAL [Text Block]

13. SHARE CAPITAL

(i) Authorized share capital
The authorized share capital of the Company is an unlimited number of common shares without par value and an unlimited number of preferred shares without par value. All issued shares, consisting only of common shares, are fully paid.

(ii) Issued share capital
As at August 31, 2019, the Company’s issued and outstanding share capital consisted of 156,196,347 (August 31, 2018 – 125,207,938) common shares with a stated value of $318,125 (August 31, 2018 - $157,790).

(iii) Issuances of share capital
Share-based payments
On October 12, 2016, the Company issued 437,957 common shares at a share price of $1.37 as share consideration to TGS International LLC (“TGS”) in exchange for a trademark licensing agreement valued at $600. As per the terms of the agreement, the shares were released to TGS according to an escrow schedule related to certain calendar and operational milestones. At August 31, 2019, the Company has recorded the current portion of the fee of $133 (August 31, 2018 - $133) as a prepaid expense, and the long-term portion of the fee of $133 (August 31, 2018 - $267) as a deferred charge on the consolidated statements of financial position. For the year ended August 31, 2019, $133 (August 31, 2018 - $133) has been amortized to share-based compensation.

On July 14, 2017, the Company entered into an advisory services agreement with a cannabis consultant that resulted in the grant of 125,000 common shares that vested over various service periods up to and including October 14, 2018. The fair value of the grant was measured based on the average monthly share price of the Company over the various tranches and vesting periods resulting in a cumulative expense of $539. On October 23, 2017, the Company issued 50,000 common shares, of which 20,000 related to the advisory services agreement, as share consideration to the consultant and recognized $144 to share capital. During the year ended August 31, 2019, the Company settled the remaining balance of 105,000 common shares due to the consultant in the form of 41,000 common shares of the Company and 84,000 restricted stock units, which vest immediately, to purchase 84,000 common shares of the Company, which fully settles the Company’s obligations relating to this agreement.

Exercise of stock options
During the year ended August 31, 2019, 2,167,864 (August 31, 2018 – 504,801) share options were exercised at an average exercise price of $1.92 (August 31, 2018 - $1.43) for an increase of $6,588 (August 31, 2018 - $1,183) to share capital and a decrease to the reserve for options and warrants of $2,418 (August 31, 2018 - $462).

Equity financing
On December 18, 2017, the Company issued 16,428,572 units by way of a bought deal at $3.50 per unit share for total gross consideration of $48,711 recorded to share capital and an increase of $8,789 to the reserve for options and warrants. Each unit consists of one common share and one-half common share purchase warrant (each whole common share purchase warrant, a “Warrant”). Each Warrant entitled the holder thereof to acquire one common share of the Company at a price of $4.00 until June 18, 2019. Total issue costs were $3,678, with $3,116 charged to share capital and the remaining $562 charged to the reserve for options and warrants. These warrants are measured at fair value at the date of grant. In determining the amount of reserve for the warrants, the Company used the Black-Scholes option pricing model to establish the fair value of warrants granted using the following assumptions:

Risk free interest rate %	1.6%
Expected life of warrants (years)	1.5
Expected annualized volatility %	64.6%
Expected dividend yield %	-

Volatility was estimated by using the weighted average historical volatility of the Company and other companies, that the Company considers comparable that have trading and volatility history. The expected life in years represents the period of time that the warrants granted are expected to be outstanding. The risk-free rate is based on government of Canada bonds with a remaining term equal to the expected life of the warrants. A forfeiture rate of zero percent was used as the Company anticipated all warrants will be exercised.

During the year-ended August 31, 2019, 7,739,205 (August 31, 2018 – 127,649) of the $4.00 warrants were exercised into common shares prior to expiry on June 18, 2019 on a one for one basis. 347,432 warrants remained unexercised at the expiry time and expired as a result. The warrants were delisted from the TSX Venture Exchange on June 18, 2019.

Convertible debenture financing
On January 31, 2018, 115,000 convertible debentures were sold at a price of $1,000 per convertible debenture, for aggregate gross proceeds of $115,000 resulting in an increase to the reserve for options and warrants of $12,003, net of deferred tax of $4,902, related to the embedded conversion feature in the convertible debenture (see Note 12). Total issue cost was $7,155 with $6,094 charged to the debenture liability and the remaining $756, net of deferred tax of $305, charged to the reserve for options and warrants.

Conversion of debentures
For the year ended August 31, 2019, the Company issued 20,845,372 (August 31, 2018 – 372,324) common shares at a price per share of $5.42 on the conversion of convertible debentures (Note 12) for an increase of $112,166 (August 31, 2018 - $2,312) to share capital and a decrease of $11,247 (August 31, 2018 - $294) to the reserve for options and warrants. This non-cash financing activity has been excluded from the Company’s statement of cash flows as it did not provide or use any cash.

On February 27, 2019, the Company elected to exercise its right under the indenture governing the convertible unsecured debentures to convert all of the principal amount outstanding of the remaining debentures on April 1, 2019 into common shares of the Company on the basis of the daily VWAP of the common shares exceeding $7.05 for any 10 consecutive trading days (see Note 12). As of April 1, 2019, all of the convertible unsecured debentures issued were converted to common shares of the Company and no further liability or obligation exists with respect to the convertible unsecured debentures.

(iv) Warrants
During the year ended August 31, 2019, 7,739,205 warrants (August 31, 2018 – 4,330,837) were exercised at an average price of $4.00 (August 31, 2018 - $1.38) for a value of $39,257 (August 31, 2018 - $6,693) to share capital and a decrease to the reserve for options and warrants of $8,281 (August 31, 2018 - $739). All the outstanding warrants at June 18, 2019 that were not exercised into common shares prior to expiry on June 18, 2019 lapsed.

The following table summarizes the movements in the Company’s warrants for the years ended August 31, 2019 and 2018:

		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE

Balance - August 31, 2017	4,328,625	$1.30

Granted	8,214,286	$4.00

Exercised/Released	(4,330,837)	$1.38

Expired	(125,437)	$1.35

Balance - August 31, 2018	8,086,637	$4.00

Exercised/Released	(7,739,205)	$4.00

Expired/Lapsed	(347,432)	$4.00

Balance - August 31, 2019	-	$-

(v) Share-based compensation
Stock options
Under the Company’s stock option plan, options may be granted for up to 10% of the issued and outstanding common shares together with any other equity compensation plan of the Company, as approved by the Company’s Board of Directors. The exercise price of any option is determined based on market price calculated in accordance with TSX rules at the time of grant.

The maximum exercise period after the grant of an option is 10 years. When an employee’s service ends, the expiry date of their options is accelerated to 90 days thereafter, or less, depending on the terms of the related option agreement.

The Company also issues stock options to third parties in exchange for services.

The following table summarizes the movements in the Company’s outstanding stock options for the years ended August 31, 2019 and 2018:

		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE

Balance - August 31, 2017	6,352,049	$1.48

Granted	2,056,648	$3.90

Exercised	(504,801)	$1.43

Cancelled / Forfeited	(194,150)	$2.43

Balance - August 31, 2018	7,709,746	$2.10

Granted	3,589,500	$7.59

Exercised	(2,167,864)	$1.92

Cancelled / Forfeited	(298,188)	$6.41

Balance - August 31, 2019	8,833,194	$4.23

The following is a summary of the outstanding stock options as at August 31, 2019:

OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Quantity Outstanding	Weighted Average Remaining	Range of Exercise	Quantity Exercisable
at August 31, 2019	Contractual Life (years)	Prices	at August 31, 2019
1,814,449	6.02	$0.30-$1.48	1,365,465
2,003,333	7.42	$1.49-$2.38	1,563,999
1,462,344	8.20	$2.39-$4.65	756,218
1,705,568	9.13	$4.66-$7.67	626,151
1,847,500	9.70	$7.68-$11.27	594,350
8,833,194	8.07		4,906,183

Options outstanding have exercise prices that range from $0.30 to $11.27 with a weighted average remaining life of 8.07 years. Total share-based compensation charges, including those related to production employees that are charged to biological assets and inventory, for the year ended August 31, 2019 was $14,894 (August 31, 2018 – $5,033) of which $10,036 (August 31, 2018 - $4,649) related to the Company’s stock option plan. The fair value of options granted during the year ended August 31, 2019 was $13,848 (August 31, 2018 - $4,124). These options are measured at fair value at the date of grant and are expensed over the option’s vesting period, which typically range from two to three-year terms with options vesting in annual tranches evenly over this time period. In determining the amount of share-based compensation related to the options, the Company used the Black-Scholes option pricing model to establish the fair value of options granted.

The following is the range of assumptions for the years ended August 31, 2019 and 2018:

	AUGUST 31, 2019	AUGUST 31, 2018
Risk free interest rate	1.20% - 2.42%	1.59% - 2.26%
Expected life of options	5.0 - 6.5 years	5.0 - 6.5 years
Expected annualized volatility	64% - 71%	62% - 69%
Expected dividend yield	-	-
Forfeiture Rate	7.3% - 8.0%	8.1% - 15.0%

Volatility was estimated by using the weighted average historical volatility of the Company and other companies, that the Company considers comparable that have trading and volatility history. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on government of Canada bonds with a remaining term equal to the expected life of the options. The forfeiture rate is calculated based on historical experience.

Equity incentive plan
Under the Company’s Equity Incentive Plan (the “Equity Plan”), the maximum number of common shares that may be issued upon exercise of share units may not exceed 2,500,000 common shares and shall not exceed 10% of the issued and outstanding equity securities of the Company from time to time, combined with any equity securities granted under all other compensation arrangements adopted by the Company. As of August 31, 2019, the Company had only granted restricted share units (“RSUs”) under the Equity Plan, however subsequent to year-end the Company also granted performance share units (“PSUs”) as described in Note 27. The grant price of any RSU or PSU is determined based on market price calculated in accordance with TSX rules at the time of grant.

The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER

Balance - August 31, 2018	145,200

Granted	879,635

Exercised	(182,473)

Balance - August 31, 2019	842,362

The estimated fair value of the equity settled RSUs granted during the year ended August 31, 2019 was $4,543 (August 31, 2018 - $953), which was based on the Company’s share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is one-half upfront with the balance recognized over two years. For the year ended August 31, 2019, $3,475 (August 31, 2018 - $49) has been recognized as share-based compensation expense.

(vi) Earnings (Loss) per share
Earnings (loss) per share represents net income (loss) attributable to common shareholders divided by the weighted average number of common shares outstanding during the year.

Diluted income (loss) per share is calculated by dividing the applicable net income (loss) by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the year.

The reconciliation of the weighted average number of shares, for the purposes of diluted earnings per share, to the weighted average number of ordinary shares, used in the calculation of basic earnings per share, is as follows:

	AUGUST 31, 2019	AUGUST 31, 2018
Weighted average number of shares used in basic earnings per share	140,923,324	120,564,334
Options	5,194,827	3,979,470
Warrants	4,738,388	2,308,727
Restricted shares units	684,534	8,022
Weighted average number of shares used in diluted earnings per share	151,541,073	126,860,553

The outstanding number and type of securities that could potentially dilute basic net income (loss) per share in the future but that were not included in the computation of diluted net income (loss) per share because to do so would have increased (decreased) the net income (loss) per share (anti-dilutive) are as follows:

	AUGUST 31, 2019	AUGUST 31, 2018
Stock options	1,847,500	7,709,746
Convertible debentures	-	20,845,387
Warrants	-	8,086,637
	1,847,500	36,641,770